Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
APA Group	1,522,114	$12,390,498
Aristocrat Leisure Ltd.	340,982	8,238,269
ASX Ltd.	232,908	13,475,799
Australia & New Zealand Banking Group Ltd.	1,365,000	24,469,186
BlueScope Steel Ltd.	616,426	7,993,127
Brambles Ltd.	1,780,875	13,879,194
Cochlear Ltd.	78,016	12,446,358
Coles Group Ltd.	931,781	11,691,785
Commonwealth Bank of Australia	780,865	58,429,020
Computershare Ltd.	538,671	8,925,210
CSL Ltd.	215,771	41,977,180
Dexus	1,792,906	13,468,766
Evolution Mining Ltd.	2,544,630	7,012,430
Fortescue Metals Group Ltd.	1,036,242	14,960,276
Glencore PLC	4,171,115	27,510,917
Goodman Group	734,517	10,804,948
Lendlease Corp. Ltd.	927,654	7,151,545
Lottery Corp. Ltd. (The)(a)	2,318,181	7,885,665
Macquarie Group Ltd.	187,881	24,961,529
Mineral Resources Ltd.	164,048	7,469,033
Mirvac Group	5,696,452	9,226,740
National Australia Bank Ltd.	1,206,264	27,043,231
Newcrest Mining Ltd.	555,219	9,735,671
Orica Ltd.	598,773	6,937,133
QBE Insurance Group Ltd.	783,345	6,745,230
Ramsay Health Care Ltd.	127,091	7,123,907
REA Group Ltd.	80,289	6,488,520
Rio Tinto Ltd.	205,038	16,775,647
Rio Tinto PLC	576,010	41,794,365
Santos Ltd.	1,674,423	9,744,782
SEEK Ltd.	381,193	6,606,077
South32 Ltd.	2,120,752	7,461,199
Stockland	2,862,349	8,203,348
Suncorp Group Ltd.	720,346	5,867,454
Transurban Group	2,493,469	25,646,516
Vicinity Centres	4,566,748	6,194,147
Wesfarmers Ltd.	453,220	15,329,364
Westpac Banking Corp.	1,377,914	23,604,936
Woolworths Group Ltd.	495,483	12,290,986
Yangzhou Yangjie Electronic Technology Co. Ltd.	760,653	16,046,995
		604,006,983
Austria — 0.4%
Erste Group Bank AG	205,813	6,425,883
OMV AG	296,407	17,316,386
Verbund AG	80,387	7,997,284
		31,739,553
Belgium — 0.7%
Anheuser-Busch InBev SA/NV	456,990	25,760,795
KBC Group NV	208,969	13,062,400
UCB SA	74,304	6,555,628
Umicore SA	164,776	7,315,252
		52,694,075
Denmark — 2.7%
AP Moller - Maersk A/S, Class A	5,233	15,104,322
Carlsberg A/S, Class B	89,976	11,452,743
Coloplast A/S, Class B	56,962	6,772,675
DSV A/S	71,723	11,793,902
Genmab A/S(a)	31,350	9,541,657

Security	Shares	Value

Denmark (continued)
Novo Nordisk A/S, Class B	873,927	$97,050,018
Novozymes A/S, Class B	120,498	7,650,960
Orsted AS(b)	121,752	13,722,595
Pandora A/S	89,320	7,215,786
Vestas Wind Systems A/S	564,723	14,424,289
		194,728,947
Finland — 1.2%
Kesko OYJ, Class B	305,006	7,636,416
Neste OYJ	305,359	14,026,035
Nokia OYJ	2,826,013	14,203,315
Nordea Bank Abp	1,054,102	10,729,588
Orion OYJ, Class B	179,995	7,386,042
Sampo OYJ, Class A	156,857	7,095,111
Stora Enso OYJ, Class R	372,244	7,220,747
UPM-Kymmene OYJ	337,931	12,002,725
Wartsila OYJ Abp	841,772	7,141,227
		87,441,206
France — 10.9%
Air Liquide SA	167,732	29,381,235
Airbus SE	149,408	17,509,991
Alstom SA	265,514	7,271,865
ArcelorMittal SA	235,323	7,534,363
AXA SA	1,174,467	29,716,192
BNP Paribas SA	514,388	29,441,296
Capgemini SE	74,040	14,386,914
Cie. de Saint-Gobain	182,087	10,792,990
Cie. Generale des Etablissements Michelin SCA	174,598	22,762,197
Covivio	99,878	7,293,150
Danone SA	458,626	26,984,394
Dassault Systemes SE	382,657	16,134,212
Edenred	149,914	7,405,124
Eiffage SA(c)	70,995	7,033,609
Engie SA	826,846	11,114,534
EssilorLuxottica SA	155,874	25,175,861
Gecina SA	88,138	10,369,562
Hermes International	13,681	16,357,839
Kering SA	44,809	24,646,367
Klepierre SA	301,899	6,891,565
Legrand SA	79,995	6,932,676
L’Oreal SA	133,381	47,111,699
LVMH Moet Hennessy Louis Vuitton SE	123,540	79,760,639
Orange SA	740,018	9,263,899
Pernod Ricard SA	121,808	23,921,557
Publicis Groupe SA	121,727	6,667,776
Remy Cointreau SA	35,542	6,536,142
Safran SA	109,759	11,372,247
Sanofi	504,575	53,993,493
Schneider Electric SE	312,275	43,372,425
Societe Generale SA	593,574	15,995,348
Teleperformance	21,846	7,253,344
Thales SA	54,988	6,706,077
TotalEnergies SE	1,455,057	86,114,742
Unibail-Rodamco-Westfield(a)(c)	99,664	6,983,568
Valeo	345,196	7,671,768
Vinci SA	167,329	16,147,264
Vivendi SE	593,374	7,084,051
Worldline SA/France(a)(b)	170,114	6,960,782
		778,052,757

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 7.5%
adidas AG	106,459	$21,149,938
Allianz SE, Registered	262,263	55,052,601
BASF SE	374,050	20,657,191
Bayerische Motoren Werke AG	181,241	15,745,999
Beiersdorf AG	74,012	7,681,799
Brenntag SE	94,780	7,333,751
Carl Zeiss Meditec AG, Bearer	53,239	7,123,056
Commerzbank AG(a)	874,198	7,623,808
Daimler Truck Holding AG(a)	211,954	6,605,579
Deutsche Bank AG, Registered	981,505	10,989,728
Deutsche Boerse AG	136,408	22,925,148
Deutsche Post AG, Registered	404,130	16,724,366
Deutsche Telekom AG, Registered	844,881	17,383,927
E.ON SE	1,386,875	14,157,149
Fresenius SE & Co. KGaA	203,469	6,978,673
GEA Group AG	176,949	7,078,383
HeidelbergCement AG	125,399	7,323,702
Henkel AG & Co. KGaA	134,223	9,061,308
Infineon Technologies AG	773,146	24,093,681
LEG Immobilien SE	62,931	6,487,115
Mercedes-Benz Group AG	428,787	30,555,105
Merck KGaA	116,429	21,952,538
MTU Aero Engines AG	45,985	9,105,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	79,142	19,418,637
Puma SE	136,395	10,178,307
Rheinmetall AG	33,619	6,796,063
SAP SE	610,188	61,169,490
Siemens AG, Registered	374,577	49,445,258
Symrise AG	58,569	6,460,586
Telefonica Deutschland Holding AG	1,991,243	6,325,451
Vonovia SE	317,090	12,094,961
Zalando SE(a)(b)	176,528	7,182,412
		532,861,067
Hong Kong — 2.7%
AIA Group Ltd.	6,366,400	65,957,072
BOC Hong Kong Holdings Ltd.	4,161,000	15,988,418
Galaxy Entertainment Group Ltd.	1,339,000	7,132,790
Hang Lung Properties Ltd.	3,384,000	6,321,929
Hang Seng Bank Ltd.	560,900	9,799,763
Hong Kong Exchanges & Clearing Ltd.	610,900	26,359,151
MTR Corp. Ltd.	3,293,500	17,765,144
Sands China Ltd.(a)	3,494,000	6,676,838
Sun Hung Kai Properties Ltd.	822,500	10,055,938
Swire Pacific Ltd., Class A	1,460,000	8,858,215
Swire Properties Ltd.	5,443,800	13,309,999
Techtronic Industries Co. Ltd.	545,000	7,119,569
		195,344,826
Ireland — 0.8%
CRH PLC	500,512	20,657,575
Flutter Entertainment PLC, Class DI(a)	72,462	8,836,644
James Hardie Industries PLC	253,889	6,554,213
Kerry Group PLC, Class A	155,651	16,108,356
Kingspan Group PLC	86,155	7,092,778
		59,249,566
Israel — 0.7%
Bank Hapoalim BM	1,072,127	9,927,351
Bank Leumi Le-Israel BM	799,133	7,956,655
CyberArk Software Ltd.(a)(c)	53,152	7,382,813

Security	Shares	Value

Israel (continued)
Elbit Systems Ltd.	29,115	$5,919,687
ICL Group Ltd.	552,194	6,156,936
Isracard Ltd.	1	5
Nice Ltd.(a)	35,779	7,121,587
Wix.com Ltd.(a)(c)	99,150	6,247,442
		50,712,476
Italy — 2.1%
Amplifon SpA	203,228	7,003,112
Assicurazioni Generali SpA	646,056	11,759,055
Enel SpA	5,065,531	32,911,396
Eni SpA	1,803,917	27,321,479
Ferrari NV	36,688	7,158,768
Intesa Sanpaolo SpA	13,119,553	28,654,217
Moncler SpA	133,389	6,401,029
Prysmian SpA	235,561	7,608,367
Terna - Rete Elettrica Nazionale	861,780	7,299,543
UniCredit SpA	903,734	10,596,380
		146,713,346
Japan — 21.7%
Aeon Co. Ltd.	389,500	7,109,566
Ajinomoto Co. Inc.	445,900	10,807,465
Asahi Group Holdings Ltd.	355,400	11,908,287
Asahi Kasei Corp.	1,412,800	11,414,793
Astellas Pharma Inc.	1,177,100	18,799,362
Azbil Corp.	233,800	6,890,167
Bridgestone Corp.	362,100	14,298,448
Canon Inc.	325,700	8,271,417
Central Japan Railway Co.	57,000	7,060,714
Chugai Pharmaceutical Co. Ltd.	435,100	11,894,832
Dai Nippon Printing Co. Ltd.	302,900	6,930,372
Daifuku Co. Ltd.	96,000	6,055,230
Dai-ichi Life Holdings Inc.	512,500	10,589,639
Daiichi Sankyo Co. Ltd.	903,300	23,955,544
Daikin Industries Ltd.	143,900	23,140,054
Daiwa House Industry Co. Ltd.	275,100	6,625,549
Denso Corp.	251,900	15,438,385
East Japan Railway Co.	154,800	7,935,975
Eisai Co. Ltd.	168,200	6,926,779
ENEOS Holdings Inc.	3,750,900	15,100,316
FANUC Corp.	121,300	19,771,790
Fast Retailing Co. Ltd.	30,200	14,508,608
FUJIFILM Holdings Corp.	246,000	13,549,506
Fujitsu Ltd.	131,000	19,670,007
Hankyu Hanshin Holdings Inc.	494,700	13,266,906
Hitachi Ltd.	494,700	25,668,243
Honda Motor Co. Ltd.	972,400	24,212,921
Hoya Corp.	187,700	19,978,151
Hulic Co. Ltd.	829,000	6,764,375
Ibiden Co. Ltd.	185,200	6,713,639
Idemitsu Kosan Co. Ltd.	353,300	9,529,307
Inpex Corp.	908,400	11,655,702
ITOCHU Corp.	1,147,700	32,922,377
Japan Post Holdings Co. Ltd.	955,900	7,139,321
JFE Holdings Inc.	558,700	6,873,208
JSR Corp.	217,100	6,880,553
Kao Corp.	261,900	10,527,485
KDDI Corp.	1,138,100	39,703,854
Keyence Corp.	80,100	31,845,855
Kikkoman Corp.	125,300	6,636,147

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kirin Holdings Co. Ltd.	781,200	$12,083,974
Komatsu Ltd.	598,900	14,890,234
Kubota Corp.	598,600	11,047,747
Kyocera Corp.	176,800	9,937,500
Kyowa Kirin Co. Ltd.	312,100	6,723,958
M3 Inc.	231,500	6,658,160
Marubeni Corp.	1,329,700	13,939,663
Mazda Motor Corp.	794,300	6,748,643
Mitsubishi Chemical Holdings Corp.	1,399,700	8,339,161
Mitsubishi Corp.	653,400	22,550,101
Mitsubishi Estate Co. Ltd.	430,900	6,389,778
Mitsubishi Heavy Industries Ltd.	181,000	6,906,294
Mitsubishi UFJ Financial Group Inc.	5,620,700	31,976,171
Mitsui Fudosan Co. Ltd.	339,600	7,425,809
Mitsui OSK Lines Ltd.	261,200	6,989,816
Mizuho Financial Group Inc.	905,900	10,774,021
MS&AD Insurance Group Holdings Inc.	382,000	12,153,844
Murata Manufacturing Co. Ltd.	276,400	17,761,587
NEC Corp.	168,700	6,776,323
Nidec Corp.	120,900	8,083,833
Nintendo Co. Ltd.	60,208	26,882,173
Nippon Express Holdings Inc.	119,800	6,958,680
Nippon Paint Holdings Co. Ltd.	905,400	6,691,740
Nippon Steel Corp.	515,100	8,976,459
Nippon Telegraph & Telephone Corp.	406,900	12,431,773
Nippon Yusen KK	98,600	8,150,842
Nitto Denko Corp.	134,600	9,750,204
Nomura Holdings Inc.	2,790,200	10,964,063
Nomura Research Institute Ltd.	339,000	9,272,132
NTT Data Corp.	437,700	6,848,522
Obayashi Corp.	923,400	6,537,826
Olympus Corp.	321,600	6,721,286
Omron Corp.	234,600	13,464,648
Ono Pharmaceutical Co. Ltd.	262,800	6,958,101
Oriental Land Co. Ltd./Japan	105,400	15,663,316
ORIX Corp.	748,700	14,233,852
Panasonic Holdings Corp.	1,240,200	11,379,536
Recruit Holdings Co. Ltd.	725,200	26,248,023
Renesas Electronics Corp.(a)	630,400	7,362,972
Resona Holdings Inc.	2,121,200	7,974,668
Secom Co. Ltd.	106,600	7,020,006
Sekisui Chemical Co. Ltd.	500,200	7,154,875
Sekisui House Ltd.	718,400	12,764,356
Seven & i Holdings Co. Ltd.	265,200	11,103,133
SG Holdings Co. Ltd.	378,100	6,818,366
Shin-Etsu Chemical Co. Ltd.	133,300	18,861,289
Shionogi & Co. Ltd.	194,100	10,340,573
Shiseido Co. Ltd.	166,600	6,988,160
SMC Corp.	13,200	6,824,733
SoftBank Corp.	1,794,600	20,674,980
SoftBank Group Corp.	540,300	22,378,725
Sompo Holdings Inc.	296,600	13,514,235
Sony Group Corp.	690,000	64,714,687
Sumitomo Chemical Co. Ltd.	3,463,000	14,314,528
Sumitomo Metal Mining Co. Ltd.	215,100	8,993,891
Sumitomo Mitsui Financial Group Inc.	351,300	10,774,196
Sumitomo Mitsui Trust Holdings Inc.	317,400	9,600,049
Suntory Beverage & Food Ltd.	197,500	7,386,977
Sysmex Corp.	161,200	10,791,055
Takeda Pharmaceutical Co. Ltd.	718,294	20,640,718

Security	Shares	Value

Japan (continued)
TDK Corp.	208,000	$7,143,529
Terumo Corp.	451,400	14,572,558
TIS Inc.	241,200	6,323,455
Tokio Marine Holdings Inc.	256,500	14,923,987
Tokyo Electron Ltd.	87,500	40,108,611
Tokyo Gas Co. Ltd.	365,300	7,136,744
Tokyu Corp.	625,500	7,098,229
Toray Industries Inc.	2,019,500	10,425,164
Toshiba Corp.	149,400	6,696,221
TOTO Ltd.	195,600	6,588,105
Toyota Motor Corp.	5,149,900	85,677,173
West Japan Railway Co.	182,400	6,735,841
Yamaha Corp.	168,900	6,945,549
Yamaha Motor Co. Ltd.	573,300	11,601,665
Yaskawa Electric Corp.	200,200	6,940,063
Yokogawa Electric Corp.	413,900	7,407,341
		1,548,582,049
Netherlands — 4.7%
Adyen NV(a)(b)	9,705	15,029,796
Aegon NV	1,302,273	6,952,528
Akzo Nobel NV	152,407	13,265,816
Argenx SE(a)	26,511	8,213,897
ASM International NV	24,342	7,547,521
ASML Holding NV	213,747	123,001,783
CNH Industrial NV	733,907	10,969,885
Heineken NV	163,191	16,409,355
ING Groep NV	1,808,877	20,454,155
Koninklijke Ahold Delhaize NV	605,129	16,686,625
Koninklijke DSM NV	124,374	20,944,723
Koninklijke KPN NV	2,886,657	10,507,351
NN Group NV	139,343	6,906,059
Prosus NV(a)	433,898	22,432,264
Stellantis NV	627,432	9,413,477
Universal Music Group NV	327,143	7,313,666
Wolters Kluwer NV	175,781	17,344,572
		333,393,473
New Zealand — 0.3%
Meridian Energy Ltd.	1,902,665	5,826,949
Spark New Zealand Ltd.	2,569,910	8,128,415
Xero Ltd.(a)	111,363	7,118,621
		21,073,985
Norway — 1.1%
Equinor ASA.	897,247	34,047,605
Kongsberg Gruppen ASA	177,129	6,312,098
Mowi ASA	284,577	7,427,956
Norsk Hydro ASA	1,031,588	8,277,719
Orkla ASA	1,236,994	9,735,357
Telenor ASA	949,591	13,112,049
		78,912,784
Portugal — 0.3%
Galp Energia SGPS SA	1,489,139	19,442,425

Singapore — 1.5%
Capitaland Investment Ltd/Singapore	3,969,400	11,417,148
City Developments Ltd.	1,725,800	10,384,175
DBS Group Holdings Ltd.	969,700	21,862,015
Keppel Corp. Ltd.	2,868,800	14,361,604
Oversea-Chinese Banking Corp. Ltd.	1,730,600	14,929,859
Sea Ltd., ADR(a)(c)	133,237	11,013,370

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	3,267,100	$6,176,263
United Overseas Bank Ltd.	690,800	14,803,698
		104,948,132
Spain — 2.6%
Amadeus IT Group SA(a)	213,003	13,253,826
Banco Bilbao Vizcaya Argentaria SA	3,936,837	21,543,438
Banco Santander SA	7,201,330	23,359,782
CaixaBank SA	2,124,475	7,689,894
Cellnex Telecom SA(b)	226,744	10,232,766
Endesa SA	375,460	8,317,800
Iberdrola SA	3,389,348	40,158,714
Industria de Diseno Textil SA	715,503	17,247,045
Naturgy Energy Group SA	296,843	8,970,326
Red Electrica Corp. SA	174,858	3,622,942
Repsol SA	1,174,547	18,847,195
Telefonica SA	1,757,968	9,558,458
		182,802,186
Sweden — 3.3%
Alfa Laval AB	267,709	7,239,842
Assa Abloy AB, Class B	426,972	10,525,319
Atlas Copco AB	1,096,189	12,302,128
Atlas Copco AB	749,271	7,255,096
Boliden AB	406,016	17,085,837
Epiroc AB, Class A	523,363	10,148,499
EQT AB	254,405	7,466,879
Essity AB, Class B	522,163	13,715,373
Evolution AB(b)	88,617	9,288,840
H & M Hennes & Mauritz AB, Class B	556,527	7,681,698
Holmen AB, Class B	119,928	6,154,845
Investor AB, Class A	759,469	15,853,454
Nibe Industrier AB, Class B	863,191	7,535,418
Sandvik AB	477,692	9,819,316
Skandinaviska Enskilda Banken AB, Class A	605,501	6,696,847
SKF AB, Class B	391,095	6,927,511
Svenska Cellulosa AB SCA, Class B	596,106	10,819,938
Svenska Handelsbanken AB, Class A	692,029	6,819,898
Swedbank AB, Class A	448,442	6,770,481
Tele2 AB, Class B	879,990	10,762,042
Telefonaktiebolaget LM Ericsson, Class B	1,611,642	13,087,553
Telia Co. AB	3,675,911	15,072,928
Volvo AB, Class A	741,605	13,591,722
		232,621,464
Switzerland — 10.6%
ABB Ltd., Registered	1,023,089	31,546,450
Alcon Inc.	225,856	16,948,365
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	926	9,315,366
Coca-Cola HBC AG, Class DI	322,161	7,097,631
Credit Suisse Group AG, Registered	1,084,348	7,598,439
Geberit AG, Registered	24,535	13,472,082
Givaudan SA, Registered	6,232	22,924,732
Holcim AG	174,144	8,634,356
Kuehne + Nagel International AG, Registered	47,721	12,619,710
Logitech International SA, Registered	115,227	7,048,436
Lonza Group AG, Registered	56,036	33,784,419
Nestle SA, Registered	1,356,193	165,885,739
Novartis AG, Registered	976,713	88,724,399
Partners Group Holding AG	7,679	8,262,441
Roche Holding AG, Bearer	26,017	10,169,326

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, NVS	330,253	$112,547,228
SGS SA, Registered	6,791	16,885,936
Sika AG, Registered	61,910	17,185,514
Sonova Holding AG, Registered	38,675	13,703,519
STMicroelectronics NV	401,400	16,072,476
Straumann Holding AG	58,129	7,415,892
Swiss Life Holding AG, Registered	20,231	11,471,703
Swiss Re AG	220,690	18,198,961
Swisscom AG, Registered	17,490	10,343,134
Temenos AG, Registered	68,019	6,608,560
UBS Group AG, Registered	1,919,350	36,196,408
VAT Group AG(b)	23,657	7,042,593
Vifor Pharma AG (a)	42,348	7,388,384
Zurich Insurance Group AG	76,664	35,110,149
		760,202,348
United Kingdom — 14.6%
3i Group PLC	541,146	8,654,001
Anglo American PLC	659,802	32,317,152
Antofagasta PLC	396,102	7,393,694
Ashtead Group PLC	213,812	11,203,116
Associated British Foods PLC	335,699	7,305,566
AstraZeneca PLC	760,433	100,501,631
BAE Systems PLC	1,920,691	18,319,833
Barclays PLC	8,673,646	18,488,687
Barratt Developments PLC	1,284,076	8,169,415
Berkeley Group Holdings PLC	143,753	7,613,260
BP PLC	16,869,182	91,676,760
British Land Co. PLC (The)	1,195,654	7,914,133
BT Group PLC	3,966,000	9,347,832
Bunzl PLC	208,755	7,277,669
Burberry Group PLC	355,010	7,659,293
Coca-Cola Europacific Partners PLC	164,611	8,745,782
Compass Group PLC	669,964	15,018,130
Croda International PLC	145,837	12,698,589
DCC PLC	96,305	6,809,186
Diageo PLC	1,389,980	64,580,209
Entain PLC(a)	392,944	7,255,368
Experian PLC	240,443	8,043,351
Ferguson PLC	159,153	19,138,376
GSK PLC	2,461,048	53,651,760
HSBC Holdings PLC	9,983,126	66,849,424
Informa PLC(a)	1,021,756	7,023,184
InterContinental Hotels Group PLC	119,325	7,424,115
Intertek Group PLC	133,376	7,791,700
J Sainsbury PLC	2,755,614	7,925,916
Johnson Matthey PLC	239,935	6,376,501
Kingfisher PLC	2,547,061	8,458,816
Legal & General Group PLC	4,975,690	16,289,662
Lloyds Banking Group PLC	37,176,113	21,131,679
London Stock Exchange Group PLC	161,767	15,094,959
Melrose Industries PLC	4,471,837	7,631,010
Mondi PLC	523,867	10,183,926
National Grid PLC	2,401,599	35,429,780
NatWest Group PLC	3,126,974	9,004,943
Next PLC	86,003	7,030,843
Pearson PLC	749,795	7,136,113
Prudential PLC	1,267,374	16,526,376
Reckitt Benckiser Group PLC	353,799	27,310,264
RELX PLC	1,171,417	33,589,870
Rentokil Initial PLC	1,147,883	7,315,332

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC(a)	6,508,802	$7,108,800
Sage Group PLC (The)	757,726	6,269,284
Schroders PLC	218,098	8,133,974
Segro PLC	1,487,504	20,775,990
Smiths Group PLC	377,828	7,405,620
SSE PLC	710,008	15,856,725
St. James’s Place PLC	562,671	9,176,629
Standard Chartered PLC	1,334,203	10,605,479
Tesco PLC	3,156,577	10,294,952
Unilever PLC	1,204,044	58,169,116
Vodafone Group PLC	12,076,203	19,882,545
WPP PLC	626,602	7,274,516
		1,046,260,836
Total Common Stocks — 98.8%
(Cost: $6,822,892,235)		7,061,784,484

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	82,322	6,438,249
Sartorius AG, Preference Shares, NVS	18,816	7,607,619
Volkswagen AG, Preference Shares, NVS	55,034	9,185,026
		23,230,894
Total Preferred Stocks — 0.3%
(Cost: $23,046,097)		23,230,894

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	9,448,915	$9,448,915
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	1,700,000	1,700,000
		11,148,915
Total Short-Term Securities — 0.1%
(Cost: $11,148,915)		11,148,915

Total Investments in Securities — 99.2%
(Cost: $6,857,087,247)		7,096,164,293

Other Assets Less Liabilities — 0.8%		55,234,095

Net Assets — 100.0%		$7,151,398,388

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,009,959	$—		$(1,555,434	)(a)	$(5,610)	$—	$9,448,915	9,448,915	$130,338	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	510,000	(a)	—		—	—	1,700,000	1,700,000	1,369		—
						$(5,610)	$—	$11,148,915		$131,707		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	110	06/09/22	$16,289	$208,533

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
May 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
SPI 200 Index	62	06/16/22	$7,978	$(85,439)
Euro STOXX 50 Index	620	06/17/22	25,230	692,294
FTSE 100 Index	143	06/17/22	13,658	253,127
				$1,068,515

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,771,812	$6,997,012,672	$—	$7,061,784,484
Preferred Stocks	—	23,230,894	—	23,230,894
Money Market Funds	11,148,915	—	—	11,148,915
	$75,920,727	$7,020,243,566	$—	$7,096,164,293
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,153,954	$—	$1,153,954
Liabilities
Futures Contracts	—	(85,439)	—	(85,439)
	$—	$1,068,515	$—	$1,068,515

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares